Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents

6.    Cash and cash equivalents

(a)	This caption is made up as follows:

	2021	2020
	US$(000)	US$(000)

Cash	155	173
Bank accounts (b)	215,699	185,276
Time deposits (c)	161,145	50,000
	376,999	235,449

(b)	Bank accounts earn interest at floating rates based on market rates.
(c)

As of December 31, 2021 and 2020, time deposits were kept in prime financial institutions, which generated interest at annual market rates and have maturities of less than 90 days, according to the immediate cash needs of the Group.

Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Cash and cash equivalents

5.     Cash and cash equivalents

(a)	This caption is made up as follows:

	2021	2020
	US$(000)	US$(000)

Petty cash	15	22
Bank accounts	25,087	51,279
Term deposits (b)	667,747	819,628

	692,849	870,929

(b)	The term deposit balance is made up as follows:

	2021	2020
	US$(000)	US$(000)

JP Morgan	277,387	404,319
Citibank	190,011	215,073
BNP Paribas	50,158	50,080
Standard Chartered	50,125	50,031
MUFG Bank	50,047	50,011
Santander	50,019	50,114
	667,747	819,628

The bank accounts and term deposits yield interest at market rates. The carrying amounts approximate the fair value due to the short maturity of these balances, which are less than 90 days.

Sociedad Minera Cerro Verde S.A.A. [Member]
Cash and cash equivalents
Cash and cash equivalents

3.      Cash and cash equivalents

This item is made up as follows:

	December 31,	December 31,
	2021	2020
	US$(000)	US$(000)

Cash in banks	26,109	3,910
Cash equivalents (a)	911,571	529,820

	937,680	533,730

(a)

Cash equivalents as of December 31, 2021, includes a portfolio of investments in highly marketable liquid investments (mainly investments classified as “AAA” by Standard & Poor’s and Moody’s) which yield variable returns, and are classified as cash equivalents because they are readily convertible to known amounts of cash and management plans to use them for its short-term cash needs. In addition to the portfolio of investments, cash equivalents as of December 31, 2020, includes short-term deposits with Scotiabank Peru of US$ 125.0 million and Citibank NY of US$ 92.3 million. Because of the short maturity of these investments (i.e., less than 90 days), the carrying amount of these investments corresponds to their fair value at the date of the financial statements. Changes in the fair value of these investments are insignificant.